4. Cash and Cash Equivalents and Financial Investments	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents And Financial Investments
Cash and Cash Equivalents and Financial Investments

Cash equivalents and financial investments, excluding cash and bank deposits, are substantially represented by investments: (i) in Brazil, in certificates of deposit of first-rate financial institutions linked to the CDI, in repurchase agreement and in short term investments funds, whose portfolio comprised exclusively of Brazilian Federal Government bonds; (ii) outside Brazil, in certificates of deposit of first-rate financial institutions and in short term investments funds, whose portfolio comprised of Federal Government bonds; and (iii) in currency and interest rate hedging instruments.

The financial assets were classified in Note 31, according to their characteristics and intention of the Company and its subsidiaries.

The balance of cash, cash equivalents and financial investments amounted to R$ 6,369,928 in 2017 (R$ 5,701,849 as of December 31, 2016) and are distributed as follows:

• ·	Cash and Cash Equivalents

Cash and cash equivalents are considered: (i) cash and bank deposits, and (ii) highly-liquid short-term investments that are readily convertible into a known amount of cash and are subject to an insignificant risk of change in value.

	2017	2016

Cash and bank deposits
In local currency	73,128	47,177
In foreign currency	74,798	66,141

Financial investments considered cash equivalents
In local currency
Fixed-income securities	4,821,605	3,837,807
In foreign currency
Fixed-income securities	32,473	323,033

Total cash and cash equivalents	5,002,004	4,274,158

• ·	Financial Investments

The financial investments of the Company and its subsidiaries, which are not classified as cash and cash equivalents, are distributed as follows:

	2017	2016

Financial investments
In local currency
Fixed-income securities and funds	1,153,040	1,174,458

In foreign currency
Fixed-income securities and funds	129,131	34,775

Currency and interest rate hedging instruments (a)	85,753	218,458

Total financial investments	1,367,924	1,427,691

Current	1,283,498	1,412,587
Non-current	84,426	15,104

(a) Accumulated gains, net of income tax (see Note 31).